2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
____________________

1933 Act Rule 497(j)
File No. 33-41034
1940 Act File No. 811-6324

February 6, 2002

Filed via EDGAR (CIK #0000875610)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-41034
     DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS -
     DELAWARE INTERNATIONAL VALUE EQUITY FUND
     DELAWARE EMERGING MARKETS FUND
     DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
     ___________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 27, the most recent Post-Effective Amendment of Delaware Group Global & International Funds. Post-Effective Amendment No. 27 was filed electronically with the Commission on January 31, under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Richelle S. Maestro
_________________________
Richelle S. Maestro
Senior Vice President/
Secretary/
Deputy General Counsel